[Monumental Life Insurance Company Letterhead]

January 3, 2008

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D. C. 20549-0506

RE:	Separate Account VA CC
Advisor’s Edge Variable Annuity and
Advisor’s Edge Select Variable Annuity (333-146323)
Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, supplements and statement of additional information dated October 1, 2007 and December 31, 2007 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

SEPARATE ACCOUNT VA CC (REGISTRANT)

By:	Monumental Life Insurance Company

/s/ Darin D. Smith
Darin D. Smith
General Counsel
Transamerica Capital Management